Financial liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities
Trade payables	€ 25,098		€ 31,736
Government grants (deferred income)	9,953		10,292
Contract liabilities	5,250		4,479
Others	17,341		13,483
Trade payables and other liabilities	57,642		59,990
Non-current	8,660		8,950
Current	48,982		51,040
Grants received for investment in property, plant and equipment	0	€ 207
Provision for outstanding invoices	5,787		1,245
Personnel related liabilities for vacation and bonuses	4,579		4,032
VAT payable	2,565
VAT receivable			4,578
Liabilities for wage and church tax	1,773		1,988
Other assets
Disclosure of reconciliation of liabilities arising from financing activities
VAT receivable	€ 259		€ 226